Debt - Disclosure of recognition of debt arising from financing activities (Details) - USD ($)				1 Months Ended			12 Months Ended
	Dec. 01, 2020	Aug. 31, 2020	Mar. 30, 2020	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt arising from financing activities [Roll Forward]
Balance beginning of year							$ 479,732,000
Financing cash flows related to debt:
Repayment of borrowings							(132,714,000)	$ (600,000,000)
Proceeds from borrowings, classified as financing activities							150,000,000	494,000,000
Loan financing costs							0	(15,583,000)
Non-cash changes recorded in debt:
Amortization of discount and transaction costs of senior secured notes due to early redemption							2,286,000	0
Balance end of year				$ 501,132,000			501,132,000	479,732,000
Senior notes due 2024 and term loan
Debt arising from financing activities [Roll Forward]
Balance beginning of year							479,732,000	0
Financing cash flows related to debt:
Loan financing costs								(15,583,000)
Total financing cash flows related to debt							(132,714,000)	478,417,000
Borrowings, excluding non-cash charges				347,018,000			347,018,000	478,417,000
Non-cash changes recorded in debt:
Amortization of discount and transaction costs of senior secured notes due to early redemption							2,286,000
Amortization of financing fees and discount relating to Senior notes due 2024 and term loan							3,588,000	2,206,000
Prepaid credit facility financing costs								3,333,000
Balance end of year				351,132,000			351,132,000	479,732,000
Revolving credit facility
Debt arising from financing activities [Roll Forward]
Balance beginning of year							0
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities			$ 150,000,000			$ 150,000,000	150,000,000
Total financing cash flows related to debt							150,000,000
Borrowings, excluding non-cash charges				150,000,000			150,000,000
Non-cash changes recorded in debt:
Balance end of year				150,000,000			150,000,000	0
Senior Secured Notes due 2024
Debt arising from financing activities [Roll Forward]
Balance beginning of year							287,568,000
Financing cash flows related to debt:
Repayment of borrowings	$ (8,183,000)	$ (65,530,000)					(66,047,000)
Proceeds from borrowings, classified as financing activities								294,000,000
Non-cash changes recorded in debt:
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2024							(1,760,000)	(4,224,000)
Balance end of year				226,647,000			226,647,000	287,568,000
Term loan
Debt arising from financing activities [Roll Forward]
Balance beginning of year							197,761,000
Financing cash flows related to debt:
Repayment of borrowings				(33,333,000)	$ (33,333,000)		(66,667,000)
Proceeds from borrowings, classified as financing activities								200,000,000
Non-cash changes recorded in debt:
Balance end of year				$ 131,842,000			131,842,000	197,761,000
Senior notes due 2020
Debt arising from financing activities [Roll Forward]
Balance beginning of year							$ 0	595,977,000
Financing cash flows related to debt:
Repayment of borrowings								(600,000,000)
Total financing cash flows related to debt								(600,000,000)
Borrowings, excluding non-cash charges								(4,023,000)
Non-cash changes recorded in debt:
Amortization of deferred costs for Senior notes due 2020, and deferred costs expensed upon note redemption								4,023,000
Balance end of year								$ 0